Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Net income (loss)	$ (11,856,231)	$ 3,290,004
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization	609,396	616,523
Exit costs associated with write-off of net carrying value of leasehold improvements		22,962
Stock-based compensation	932,325	827,184
Change in fair value of derivative liabilities	(1,608,474)	(13,980,711)
Loss on extinguishment of derivative liabilities	1,577,896
Realized loss on marketable securities		19,097
Non-cash interest expense	4,265,711
Accretion of debt discount	507,849
Changes in operating assets and liabilities:
Accounts receivable	116,944	(21,611)
Prepaid expenses and other assets	236,178	(184,255)
Accounts payable	(34,879)	(270,370)
Accrued expenses and other liabilities	(328,029)	497,243
Deferred rent	26,269	4,431
Deferred revenue	(116,034)	(105,549)
Net cash used in operating activities	(5,671,079)	(9,285,052)
Cash flows from investing activities:
Purchases of property and equipment		(1,050,506)
Proceeds from sale of marketable securities		3,000,799
Receipt of security deposit		27,630
Net cash provided by investing activities		1,977,923
Cash flows from financing activities:
Proceeds from the issuance of promissory notes, net of issuance costs	2,530,407
Proceeds from the Warrant Tender Offer, net of issuance costs	2,947,283
Proceeds from the exercise of stock options		29,675
Proceeds from the equipment lease financing		413,599
Payments on equipment lease financing	(240,473)
Net cash provided by financing activities	5,237,217	443,274
Net decrease in cash and cash equivalents	(433,862)	(6,863,855)
Cash and cash equivalents, beginning of period	3,596,262	10,460,117
Cash and cash equivalents, end of period	3,162,400	3,596,262
Supplemental cash flow disclosures:
Cash paid for interest	142,637	6,464
Non-cash equipment lease financing		93,345
Conversion of the Notes into common stock	3,038,256
Reclassification of derivative liabilities to equity	$ 529,617